Foreign Currency Translation Reserve - Summary Of Foreign Currency Translation Reserve (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of foreign currency translation reserve [line item]
Foreign currency translation reserve, Beginning balance	$ 860,374	$ 1,168,808	$ 14,183
Currency translation reserve	(409,511)	(308,434)	1,154,625
Foreign currency translation reserve, Ending balance	$ 450,863	$ 860,374	$ 1,168,808